Other Financial Instruments, Derivatives and Currency Risk - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Net investment in U.S. dollar functional currency	$ 1,700,000,000
F/X result on net investment hedge instruments	(190,000,000)	$ (214,000,000)	$ 68,000,000
Amount resulting from ineffectiveness of net investment hedge accounting recognized	$ 0	$ 0